PENSIONS - Asset Allocation (Details)	Dec. 31, 2024	Dec. 31, 2023
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Cash
Pensions:
Target allocation	100.00%	100.00%
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Annuity policy
Pensions:
Target allocation	99.00%	0.00%
UK Scheme | Equity
Pensions:
Target allocation	0.00%	99.00%
UK Scheme | Cash
Pensions:
Target allocation	1.00%	1.00%